November 6, 2006

Confidential For Use of the Commission Only

Via EDGAR and Federal Express

Lesli Sheppard
Division of Corporation Finance
Securities and Exchange Commission
100 F St., NE, Mail Stop 7010
Washington, D.C. 20549

RE:	Rotonics Manufacturing Inc. Preliminary Proxy Statement on Schedule 14A filed September 28, 2006 File No. 001-09429
Schedule 13E-3 filed September 28, 2006 File No. 5-41743
Form 10-K for fiscal year ended June 30, 2006 File No. 001-09429

Dear Ms. Sheppard:

On behalf of Rotonics Manufacturing Inc. (“RMI”) and as requested by the staff of the Securities and Exchange Commission (the “Staff”) in a letter dated October 25, 2006 related to the filing of the above-referenced Proxy Statement on Schedule 14A (the “Proxy”) and Schedule 13E-3 (the “Schedule 13E-3”), RMI hereby acknowledges the following:

•	(RMI is responsible for the adequacy and accuracy of the disclosure in the filing;
•	(Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	(RMI may not assert Staff comments as a defense in any proceeding initiated by the Commission or any|person under the federal securities laws of the United States.

We appreciate the efforts of the Staff to assist RMI in connection with the above referenced filing.

Sincerely,

/s/ Sherman McKinniss

Sherman McKinniss
Chief Executive Officer